INCOME TAXES - Schedule of Provision For (Benefit From) Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax expense:
Federal	$ 0	$ 0
State	109	18
International	455	121
Current tax expense:	564	139
Deferred
Federal	(11)	42
State	(195)	142
International	(231)
Deferred income tax expense benefit	(437)	184
Total provision (benefit) for income taxes	$ 127	$ 323